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Simplify Gold Strategy PLUS Income ETF
FUND SUMMARY - SIMPLIFY GOLD STRATEGY PLUS INCOME ETF
Investment Objective: The Simplify Gold Strategy PLUS Income ETF (the “Fund” or “YGLD”) seeks capital gains and income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Gold Strategy PLUS Income ETF Simplify Gold Strategy PLUS Income ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Gold Strategy PLUS Income ETF | Simplify Gold Strategy PLUS Income ETF | USD ($)	51	160

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed ETF. The adviser seeks to fulfill the Fund’s investment objective by using two strategies: (1) a gold futures strategy, and (2) an income generating option strategy.

Gold Futures Strategy

The adviser seeks capital gains through a gold futures strategy. The Fund is deemed to be concentrated because it holds the economic equivalent of more than 25% of its net assets in gold futures contracts.

Under normal market conditions, at the start of each quarter, the adviser selects gold futures so that the total value of economic gold exposure is up to approximately 150% of the net assets of the Fund. The adviser expects to rebalance this exposure quarterly. Consequently, as the price of gold future rises or falls, the Fund’s exposure could be higher or lower than 150% during a quarter. However, the adviser will rebalance more frequently, if needed, to comply with the Investment Company Act of 1940 and its regulations related to derivatives. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The adviser invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity. The adviser will roll futures contracts prior to their expiration into a contract with a longer maturity, although this does not produce rebalancing.

Income Generating Option Strategy

To generate income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency ETFs. The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options, in a spread writing strategy, in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written option leg of the spread. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

When writing options or using gold futures, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. The majority of the Fund’s securities portfolio will consist of Collateral and approximately up to 25% will consist of the purchased leg of options related to the option spread strategy.

The Fund expects to gain exposure to gold futures and certain options markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to gold futures and certain options markets in accordance with applicable rules and regulations.

The Fund, by investing in the Subsidiary when viewed together with the Fund, will operate as though it is subject to the protections offered to investors in registered investment companies with respect to Sections 8 and 18 of the 1940 Act (regarding investment policies, capital structure and leverage), Section 15 of the 1940 Act (regarding investment advisory contracts) and Section 17 of the 1940 Act (regarding affiliated transactions and custody). The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the Adviser in managing the Subsidiary’s investment portfolio, is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Gold Strategy PLUS Income ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Gold Strategy PLUS Income ETF | Gold Risk [Member]

Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Gold prices may be influenced by the fact that physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

Simplify Gold Strategy PLUS Income ETF | Gold Futures Risk [Member]

Gold Futures Risk. The Fund’s use of gold futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying gold bullion due to factors such as temporary, or even long-term, supply and demand imbalances, speculation, or other pressures on the market. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Simplify Gold Strategy PLUS Income ETF | Derivatives Risk [Member]

Derivatives Risk. Options and gold futures are derivative investments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Simplify Gold Strategy PLUS Income ETF | Options Risk [Member]

Options Risk. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option. To the extent not offset by the purchased leg of an option spread, an increase in the price of the written leg will produce a corresponding loss to the Fund.

Simplify Gold Strategy PLUS Income ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that its investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Gold Strategy PLUS Income ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify Gold Strategy PLUS Income ETF | Concentration Risk [Member]
Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in gold futures.
Simplify Gold Strategy PLUS Income ETF | Currency Risk [Member]

Currency Risk. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s currency-linked option investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify Gold Strategy PLUS Income ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify Gold Strategy PLUS Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the options on equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Simplify Gold Strategy PLUS Income ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Gold Strategy PLUS Income ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Gold Strategy PLUS Income ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Simplify Gold Strategy PLUS Income ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund, such as through the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Simplify Gold Strategy PLUS Income ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Gold Strategy PLUS Income ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Gold Strategy PLUS Income ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Simplify Gold Strategy PLUS Income ETF | Over The Counter Market Risk [Member]

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Simplify Gold Strategy PLUS Income ETF | Subsidiary Investment Risk [Member]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Simplify Gold Strategy PLUS Income ETF | U S Treasury And Agency Market Risk [Member]

U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Simplify Gold Strategy PLUS Income ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Simplify US Small Cap PLUS Income ETF
FUND SUMMARY – SIMPLIFY US SMALL CAP PLUS INCOME ETF
Investment Objective: The Simplify US Small Cap PLUS Income ETF (the “Fund” or “SCY”) seeks capital appreciation and income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify US Small Cap PLUS Income ETF Simplify US Small Cap PLUS Income ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify US Small Cap PLUS Income ETF | Simplify US Small Cap PLUS Income ETF | USD ($)	56	176

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed ETF. The adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. small cap companies and applying an income generating option strategy.

US Small Cap Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. small-capitalization companies, primarily by purchasing exchange-traded funds (“ETFs”). The Fund considers the holdings of the ETFs to assure compliance with its 80% investment policy and to assure the Fund is not concentrated in an industry. The adviser does not frequently trade U.S. securities but seeks to maintain consistent exposure to the U.S. small cap market though a representative ETF or ETFs. The adviser evaluates an ETF’s liquidity and fees when making portfolio selections.

The Fund defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S. The Fund defines small-capitalization companies as those with market capitalizations between $300 million and $9 billion at the time of purchase.

Income Generating Option Strategy

To generate income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency ETFs. The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options, in a spread writing strategy, in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written option leg of the spread. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. Fund assets not required to be pledged as Collateral nor allocated to U.S. small-capitalization companies will be invested in a portfolio substantially similar to the Collateral portfolio. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify US Small Cap PLUS Income ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify US Small Cap PLUS Income ETF | Derivatives Risk [Member]

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Simplify US Small Cap PLUS Income ETF | Active Management Risk [Member]

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Simplify US Small Cap PLUS Income ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify US Small Cap PLUS Income ETF | Currency Risk [Member]

Currency Risk. The Fund holds investments that provide exposure to certain currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify US Small Cap PLUS Income ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify US Small Cap PLUS Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Simplify US Small Cap PLUS Income ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify US Small Cap PLUS Income ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify US Small Cap PLUS Income ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund, such as through the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Simplify US Small Cap PLUS Income ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify US Small Cap PLUS Income ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify US Small Cap PLUS Income ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Simplify US Small Cap PLUS Income ETF | Over The Counter Market Risk [Member]

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Simplify US Small Cap PLUS Income ETF | U S Treasury And Agency Market Risk [Member]

U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Simplify US Small Cap PLUS Income ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Simplify US Small Cap PLUS Income ETF | Small Capitalization Risk [Member]

Small Capitalization Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Simplify US Small Cap PLUS Income ETF | Option Risk [Member]

Option Risk. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option. To the extent not offset by the purchased leg of an option spread, an increase in the price of the written leg will produce a corresponding loss to the Fund.

Simplify US Small Cap PLUS Income ETF | Underlying Fund Risk [Member]

Underlying Fund Risk. Other investment companies in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly.

Simplify Currency Strategy ETF
FUND SUMMARY – SIMPLIFY CURRENCY STRATEGY ETF
Investment Objective: The Simplify Currency Strategy ETF (the “Fund” or “FOXY”) seeks capital gains.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Currency Strategy ETF Simplify Currency Strategy ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.75%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Currency Strategy ETF | Simplify Currency Strategy ETF | USD ($)	77	240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The adviser seeks to fulfil the Fund’s investment objective by investing primarily in foreign currency forward contracts that provide exposure comparable to buying or selling the foreign currencies directly. The adviser employs one strategy for G-10 currencies and a different one for emerging market currencies.

The Fund’s currency investments will represent one or more “G-10” currencies, which include the Australian Dollar (AUD), Canadian Dollar (CAD), Euro (EUR), Japanese Yen (JPY), New Zealand Dollar (NZD), Norwegian Krone (NOK), British Pound (GBP), Swedish Krona (SEK), Swiss Franc (CHF), and U.S. Dollar (USD), as well as currencies of emerging market countries outside of the G-10. The Fund defines an emerging market country as any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

G-10 Currency Strategy

The Fund will generally enter into foreign currency forward contracts in G-10 currencies, either long or short, based on the adviser’s determination of which currencies it believes will outperform or underperform the U.S. Dollar, based on its proprietary forecast. The Fund will invest in long forward contracts for G-10 currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for G-10 currencies that are expected to depreciate against the U.S. dollar.

Emerging Markets Currency Strategy

The Fund also enters into foreign forward contracts for exposure to emerging market countries’ currencies, either long or short. The adviser implements what is commonly referred to as a carry strategy for emerging market currencies. The adviser takes a long forward contract position in currencies with the highest interest rates while taking short forward contract positions in currencies with the lowest interest rates. Conceptually, this is economically similar borrowing in a low-interest rate currency and investing the borrowed amount into another higher-interest rate currency. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund invests in both physical delivery and USD cash-settled currency forward contracts. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Fund is required to post collateral to assure its performance to the currency forward counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. The Fund anticipates the majority of the Fund’s assets will be pledged as Collateral and the remainder of the portfolio will also be composed of Collateral. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide economic exposure to currencies.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Currency Strategy ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Currency Strategy ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Currency Strategy ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify Currency Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify Currency Strategy ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Currency Strategy ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Currency Strategy ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund, such as through the use of forward contracts, may cause the Fund to incur additional expenses and will magnify the Fund’s gains or losses.
Simplify Currency Strategy ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Currency Strategy ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers and counterparties in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Currency Strategy ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Simplify Currency Strategy ETF | U S Treasury And Agency Market Risk [Member]

U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Simplify Currency Strategy ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Simplify Currency Strategy ETF | Foreign Currency Risk [Member]

Foreign Currency Risk. The Fund holds investments that provide exposure to non-U.S. currency exchange rates. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify Currency Strategy ETF | Forward Contracts Risk [Member]

Forward Contracts Risk. A decision as to whether, when, and how to use forward contracts involves the exercise of skill and judgment and even a well-conceived forward contract transaction may be unsuccessful because of market behaviour or unexpected events. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forwards contract when desired; (b) losses caused by unanticipated market movements, which are potentially unlimited; (c) incorrect predictions of the direction of currency exchange rates and other economic factors; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Simplify Currency Strategy ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund may invest in forward contracts with counterparties domiciled in countries outside the U.S. that may experience more rapid and extreme changes in ability to meet contractual obligations. These counterparties may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. markets.

Simplify Currency Strategy ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging market currencies not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for forward contracts in emerging market currencies typically is smaller, which may result in a lack of liquidity and price volatility.

Simplify Downside Interest Rate Hedge Strategy ETF
FUND SUMMARY – SIMPLIFY DOWNSIDE INTEREST RATE HEDGE STRATEGY ETF

Investment Objective: The Simplify Downside Interest Rate Hedge Strategy ETF (the “Fund” or “RFIX”) seeks to hedge interest rate movements arising from falling long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Downside Interest Rate Hedge Strategy ETF Simplify Downside Interest Rate Hedge Strategy ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Downside Interest Rate Hedge Strategy ETF | Simplify Downside Interest Rate Hedge Strategy ETF | USD ($)	51	160

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed ETF. The adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets between:

●	interest rate related derivatives and

●	interest income producing debt instruments.

The adviser expects that 5% to 30% of assets will be allocated to derivatives and 70% to 95% to debt instruments, depending upon market conditions.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against falling interest rates. The Fund is designed investors with debt portfolios who may wish to hedge some of the risk of falling interest rates.

The adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing long in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. These instruments have positive price sensitivity to falling interest rates. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower reinvestment rates caused by falling interest rates. These derivatives are selected to protect against falling long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against falling interest rates, the adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from falling rates, to a lesser extent the adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Downside Interest Rate Hedge Strategy ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Downside Interest Rate Hedge Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Simplify Downside Interest Rate Hedge Strategy ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Downside Interest Rate Hedge Strategy ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify Downside Interest Rate Hedge Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify Downside Interest Rate Hedge Strategy ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Downside Interest Rate Hedge Strategy ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Downside Interest Rate Hedge Strategy ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Simplify Downside Interest Rate Hedge Strategy ETF | Leverage Risk [Member]

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Simplify Downside Interest Rate Hedge Strategy ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Downside Interest Rate Hedge Strategy ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Downside Interest Rate Hedge Strategy ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Simplify Downside Interest Rate Hedge Strategy ETF | Over The Counter Market Risk [Member]

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Simplify Downside Interest Rate Hedge Strategy ETF | U S Treasury And Agency Market Risk [Member]

U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Simplify Downside Interest Rate Hedge Strategy ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down. In a rising rate environment, the Fund’s losses could be substantial. The value of options and swaptions will tend to decline when volatility declines.

Simplify Downside Interest Rate Hedge Strategy ETF | Option Risk [Member]

Option Risk. There are risks associated with the purchase of call options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Option prices tend to decline when volatility declines.

Simplify Downside Interest Rate Hedge Strategy ETF | Swaptions Risk [Member]

Swaptions Risk. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase call swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. Even if interest rates fall, swaptions may not increase in value as much as anticipated if volatility declines.

Simplify Downside Interest Rate Hedge Strategy ETF | T I P S Risk [Member]

TIPS Risk. TIPS are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

Simplify Downside Interest Rate Hedge Strategy ETF | Futures Risk [Member]

Futures Risk. The successful use of futures contracts draws upon the adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) possible lack of a liquid secondary market; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund (d) losses caused by unanticipated market movements; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Simplify Downside Interest Rate Hedge Strategy ETF | Premium Discount Trading Risk [Member]

Premium/Discount Trading Risk. The Fund may trade at greater than 2% premium to its NAV because of typical bid-offer spreads for OTC products and a credit support annex that is specific to a fund registered under the 1940 Act. In periods of outflows, the Fund may trade at greater than 2% discount to its NAV for the same reason. Such variations in the premium or discount may have disparate effects on certain shareholders. Shareholders who purchase shares on the secondary market at a premium to NAV may lose disproportionate value if the Fund begins trading at a discount. Similarly, Authorized Participants who wish to redeem creation units at NAV may receive a basket with a per share value below that of the current trading price of the Fund.